Intangible Assets, Net	12 Months Ended
Mar. 31, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of March 31,
	2026	2025
	$’000	$’000
Trading rights	64	64
Softwares	554	47
Sub-total	618	111
Less: accumulated amortization	(11)	(25)
Intangible assets, net	607	86

Amortization expense for the years ended March 31, 2026, 2025 and 2024, was approximately $7,000, $18,000 and $7,000, respectively.

The Company recognized disposal loss of $12,000, $nil and $nil for the years ended March 31, 2026, 2025 and 2024, respectively.